Earning Per Share - Anti-dilutive Stock Options (Detail) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Weighted-average shares	942	1,226
Weighted-average exercise price	$ 47.04	$ 47.20